Annual Total Returns[BarChart] - PIMCO Total Return Fund IV - Institutional	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.30%	(1.84%)	4.16%	(0.14%)	3.06%	4.57%	(0.77%)	9.65%	7.33%